Significant Accounting Policies - Schedule of Allowance for Uncollectible Accounts (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounts, Notes, Loans and Financing Receivable, Gross, Allowance, and Net [Abstract]
Balance as of January 1	$ (58)	$ (53)
Amounts charged to expense	(22)	(19)
Amounts written off	15	16
Balance as of June 30	$ (65)	$ (56)